Stockholders’ Equity (Details) - USD ($)												1 Months Ended								3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2023	Feb. 21, 2023	Oct. 07, 2022	Sep. 16, 2022	Aug. 11, 2022	May 27, 2022	Oct. 31, 2021	Aug. 31, 2021	Feb. 03, 2020	Feb. 03, 2020	Oct. 31, 2017	Dec. 20, 2022	Sep. 30, 2022	Jun. 15, 2022	Mar. 31, 2022	Dec. 31, 2021	Feb. 24, 2021	Jul. 19, 2019	Oct. 31, 2017	Oct. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2022	May 24, 2021
Stockholders’ Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)																											$ 0.001
Company issued shares (in Shares)																					4,675		3,707	31
Stock-based compensation																							$ 507,558
Sale in a private placement (in Shares)	1,000,000
Recognized expense																								$ 1,843,902
Company issued shares (in Shares)																							1,457
Issue of common stock (in Shares)								2,292						10,200		4,747					157		30,609	4,747
Stock based compensation																								$ 254,242
Shares of common stock (in Shares)							1,417									4,124		1		2,402				41
Exercise of warrants and received														$ 495.8									$ 1,109,574	$ 3,727,285
Settlement of accounts payable shares (in Shares)																								13
Common stock, shares issued (in Shares)							2,292													2,292
Preferred stock, shares authorized (in Shares)																3,000,000					3,000,000		3,000,000	3,000,000
Common stock, par value (in Dollars per share)																$ 0.001					$ 0.001		$ 0.001	$ 0.001
Purchaser cash																		$ 20,000								$ 20,000
Preferred stock outstanding (in Shares)																0		250,000,000			0		0	0		250,000,000
Redemption preferred stock																					$ 20,000		$ 20,000
Company paid			$ 20,000						$ 25,000	$ 25,000					$ 100,000
Preferred stock share (in Shares)			1
Granted stock options (in Shares)																	60,000
Fair market value																	100.00%
Company granted (in Shares)																								47
Weighted average grant																								$ 335.6
Exercisable options (in Shares)																					1,127		1,072
Weighted average exercise price per share (in Dollars per share)																					$ 6,802.93		$ 6,940
Stock options shares (in Shares)																									791,187
Share based payment remaining expenses																					$ 0
Vesting expense																					308,479	$ 993,462	$ 826,795
Stock-based compensation expense																					24,429		105,049	587,209
General and administrative expenses																							$ 504,699	$ 239,586
Warrants issued (in Shares)																162,439							16,957	162,439
Warrants issued and vesting																							$ 609,748
Remaining expensed																					$ 0		$ 0
Weighted average vesting term																					0 years		2 months 19 days
Proceeds from exercised																							$ 4,486
Warrants exercise price (in Dollars per share)	$ 12.5							$ 3,000						$ 2,300
Gross proceeds		$ 1,500,000		$ 500,000	$ 500,000	$ 550,000								$ 1,350,000
Share purchase (in Shares)													83,333
Fair value of warrant														$ 3,759,044
Offering Reflecting Reduced Exercise Price, Per Share (in Dollars per share)												$ 495.8
Research and development expenses																					$ 2,771,100	$ 4,186,842
Vested, share (in Shares)																							463
2017 Equity Incentive Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Recognized expense (in Shares)											1,250								2,500,000
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Company issued shares (in Shares)																							231
Warrant issued (in Shares)								44,173
Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Issue of common stock (in Shares)																							4,486
Share based payment remaining expenses																							$ 179,892
Weighted average vesting term																							9 months
Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																							3,000,000
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)																											27,000,000
Recognized expense																								$ 1,443,700
Exercise price per share (in Dollars per share)														$ 2,300
Warrants exercise price (in Dollars per share)												2,300
Minimum [Member] | Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued and vesting																								$ 189,899
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)																											100,000,000
Exercise price per share (in Dollars per share)														495.8
Warrants exercise price (in Dollars per share)												$ 495.8
One Year [Member] | Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																									$ 235,415
One Year [Member] | Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)																									$ 555,772
Restricted Stock Awards [Member]
Stockholders’ Equity (Details) [Line Items]
Settlement of accounts payable shares (in Shares)																								233
Shares vested (in Shares)																								13
Restricted Stock Units [Member]
Stockholders’ Equity (Details) [Line Items]
Recognized expense																								$ 17,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized (in Shares)																					1		1
Common stock, par value (in Dollars per share)																					$ 0.001		$ 0.001			$ 0.001
Preferred stock price per share (in Dollars per share)																		$ 0.001
Preferred stock outstanding (in Shares)																					0		0
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)																$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)																100,000,000					100,000,000		100,000,000	100,000,000
Sale in a private placement (in Shares)	1,000,000
Issue of common stock (in Shares)																					50,000
Series C Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants exercise price (in Dollars per share)														$ 300
Share purchase (in Shares)														1,229
Exercise price increase														$ 344,158
Fair value of warrant												$ 29,058
Stanford University [Member]
Stockholders’ Equity (Details) [Line Items]
Recognized expense																								$ 64,875
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity (Details) [Line Items]
Company issued shares (in Shares)																						413
Number of shares, granted (in Shares)																							292	912
Sale in a private placement (in Shares)																							463
Recognized expense																							$ 1,209,906
Issue of common stock (in Shares)																							463
Number of shares, vested (in Shares)																								414
Share based payment remaining expenses																							$ 321,603
Stock-based compensation expense																						$ 993,462	$ 848,597
Remaining expensed
Weighted average vesting term																							4 months 24 days
Vesting expense																							$ 1,222,875	$ 1,843,902
Research and development expenses																							356,105
Sales and marketing																							$ 18,346
Grant total (in Shares)																							292
Common stock issued, vested (in Shares)																							463